Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade Receivables [Abstract]
Schedule of Trade Receivables
	30 June 2023	30 June 2022
	RM	RM
Current
Trade receivables
- Third parties	38,356,692	101,155,225

Schedule of Lifetime Expected Loss Provision for Trade Receivables	Lifetime expected loss provision for trade receivables of the Group are as follows:
	Gross carrying amount	Total impairment	Net carrying amount
	RM	RM	RM
30 June 2023

Current	37,459,509	-	37,459,509

Past due:
1 to 30 days	812,976	-	812,976
31 to 120 days	84,207	-	84,207
	38,356,692	-	38,356,692

30 June 2022

Current	101,111,250	-	101,111,250

Past due:
1 to 30 days	37,177	-	37,177
31 to 120 days	5,118	-	5,118
121 to 210 days	1,178	-	1,178
More than 210 days	502	-	502
	101,155,225	-	101,155,225